INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Tax percentage		21.00%	21.00%
Tax rate description		In addition, the Tax Cuts and Jobs Act imposed a global intangible low-taxed income (“GILTI”) tax, which is a tax on certain off-shore earnings at an effective rate of 10.5% for tax years (50% deduction of the current enacted tax rate of 21%) with a partial offset for 80% foreign tax credits. If the foreign tax rate is 13.125% or higher, there will be no U.S. corporate tax after the 80% foreign tax credits are applied
Income tax expense benefit		$ 137,067	$ 161,581
Income tax examination penalties and interest expense		395	0
Net operating loss carryforward			312,608
Deferred tax assets operating loss carryforwards		65,648
Cumulative net operating losses		0
Deferred tax valuation allowance		$ 380,167
Tax percentage		(5.70%)	31.30%
Unutilized [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		$ 685,000	$ 261,000
UNITED STATES
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		729,000	0
Deferred tax valuation allowance		$ 153,000	0
Labuan [Member]
Operating Loss Carryforwards [Line Items]
Tax percentage	24.00%
Tax percentage	3.00%
MALAYSIA
Operating Loss Carryforwards [Line Items]
Tax percentage		17.00%
Net operating loss carryforward		$ 946,000	261,000
Deferred tax valuation allowance		$ 217,000	$ 0
Income tax examination, description		The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less) is 17% for the first RM 600,000 (or approximately $150,000) for the year ended December 31, 2021 and 2020, with the remaining balance being taxed at the 24% rate
HONG KONG
Operating Loss Carryforwards [Line Items]
Tax percentage		16.50%
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Tax percentage		21.00%
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax percentage		35.00%
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense benefit		$ 22,205